Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
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Calculation of Basic and Diluted EPS
Basic EPS

The calculation of basic EPS is as follows:

Continuing operations	2019 1		2018 1	2017 1
Earnings 2 (£ million)	860.1		698.2	1,726.6
Weighted average shares used in basic EPS calculation (million)	1,250.0		1,247.8	1,261.1
EPS	68.8p		56.0p	136.9p

Discontinued operations	2019		2018	2017
Earnings 2 (£ million)	(3.8)		126.4	237.1
Weighted average shares used in basic EPS calculation (million)	1,250.0		1,247.8	1,261.1
EPS	(0.3p	)	10.1p	18.8p

Continued and discontinued operations	2019 1		2018 1	2017 1
Earnings 2 (£ million)	856.3		824.6	1,963.7
Weighted average shares used in basic EPS calculation (million)	1,250.0		1,247.8	1,261.1
EPS	68.5p		66.1p	155.7p

Note
s
1	Earnings figures have been restated as described in the accounting policies.
2	Earnings is equivalent to profit for the year attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted reported and diluted EPS is as follows:

Continuing operations	2019 1		2018 1	2017 1
Diluted earnings (£ million)	860.1		698.2	1,726.6
Weighted average shares used in diluted EPS calculation (million)	1,260.6		1,261.2	1,275.8
Diluted EPS	68.2p		55.4p	135.3p

Discontinued operations	2019		2018	2017
Diluted earnings (£ million)	(3.8)		126.4	237.1
Weighted average shares used in diluted EPS calculation (million)	1,260.6		1,261.2	1,275.8
Diluted EPS	(0.3p	)	10.0p	18.6p

Continued and discontinued operations	2019 1		2018 1	2017 1
Diluted earnings (£ million)	856.3		824.6	1,963.7
Weighted average shares used in diluted EPS calculation (million)	1,260.6		1,261.2	1,275.8
Diluted EPS	67.9p		65.4p	153.9p

Note
1	Earnings figures have been restated as described in the accounting policies.

Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2019 m	2018 m	2017 m
Average shares used in basic EPS calculation	1,250.0	1,247.8	1,261.1
Dilutive share options outstanding	0.3	1.6	1.8
Other potentially issuable shares	10.3	11.8	12.9
Shares used in diluted EPS calculation	1,260.6	1,261.2	1,275.8